Provisions for pensions and similar obligations (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts Of Actuarial Obligation Of Defined Benefit Plans Uninsured And Defined Benefit Plans Partially Or Totally Covered [Abstract]
Defined benefit plans uninsured	R$ 700,347	R$ 701,551	R$ 826,963
Defined benefit plans partially or totally covered	R$ 28,101,932	R$ 26,343,818	R$ 22,734,017